Financial risk management objectives and policies (Tables)	12 Months Ended
Mar. 30, 2025
Financial Risk Management [Abstract]
Schedule of Contractual Undiscounted Future Cash Flow Requirements
The following table summarizes the amount of contractual undiscounted future cash flow requirements as at March 30, 2025:

	2026	2027	2028	2029	2030	Thereafter	Total
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	171.5	—	—	—	—	—	171.5
Term Loan	4.3	4.3	403.8	—	—	—	412.4
Interest commitments relating to borrowings[1]	32.7	32.7	16.4	—	—	—	81.8
Lease obligations	112.2	87.8	58.4	48.0	36.7	73.4	416.5
Pension obligation	—	—	—	—	—	0.9	0.9
Total contractual obligations	320.7	124.8	478.6	48.0	36.7	74.3	1,083.1
[1] Interest commitments are calculated based on the loan balance and the interest rate payable on the Term Loan of 7.94% as at March 30, 2025.
Schedule of Aging of Trade Receivables
The aging of trade receivables was as follows:

			Past due
	Total	Current	< 30 days	31-60 days	> 61 days
	$	$	$	$	$
Trade accounts receivable	68.6	40.6	9.2	5.2	13.6
Credit card receivables	4.5	4.5	—	—	—
Other receivables	12.2	9.6	0.6	—	2.0
March 30, 2025	85.3	54.7	9.8	5.2	15.6

Trade accounts receivable	57.1	33.5	10.0	5.1	8.5
Credit card receivables	3.7	3.7	—	—	—
Other receivables	12.3	11.8	0.3	—	0.2
March 31, 2024	73.1	49.0	10.3	5.1	8.7

Schedule of Unrealized Gains (Losses) in Fair Value of Derivatives in Other Comprehensive Income
The Company recognized the following unrealized losses and gains in the fair value of derivatives designated as cash flow hedges in other comprehensive income:

Year ended
	March 30, 2025		March 31, 2024		April 2, 2023
	Net loss	Tax recovery	Net gain	Tax recovery	Net loss	Tax recovery
	$	$	$	$	$	$
Forward foreign exchange contracts designated as cash flow hedges	(5.2)	0.4	1.3	0.1	(3.7)	0.9
The Company recognized the following unrealized losses and gains in the fair value of derivatives designed as hedging instruments in other comprehensive income:

Year ended
	March 30, 2025		March 31, 2024		April 2, 2023
	Net loss	Tax recovery	Net loss	Tax recovery	Net gain	Tax expense
	$	$	$	$	$	$
Swaps designated as cash flow hedges	(8.1)	2.8	(1.8)	0.3	4.1	(0.8)

Schedule of Losses (Gains) Reclassified from Other Comprehensive Income on Derivatives to the Consolidated Financial Statements
The Company reclassified the following gains and losses from other comprehensive income on derivatives designated as cash flow hedges to locations in the consolidated financial statements described below:

	Year ended
(in millions of Canadian dollars)	March 30, 2025	March 31, 2024	April 2, 2023
(Gain) loss from other comprehensive income	$	$	$
Forward foreign exchange contracts designated as cash flow hedges
Revenue	(3.4)	1.8	5.5
SG&A expenses	(0.7)	(0.4)	0.1
Inventory	(0.8)	0.5	0.8
The Company reclassified the following gains and losses from other comprehensive income on derivatives designated as hedging instruments to net interest, finance and other costs:

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
(Gain) loss from other comprehensive income	$	$	$
Swaps designated as cash flow hedges	(2.0)	(2.0)	0.5

Schedule of Foreign Currency Forward Exchange Contracts
Foreign currency forward exchange contracts outstanding as at March 30, 2025 related to operating cash flows were:

(in millions)	Aggregate Amounts		Currency
Forward contract to purchase Canadian dollars	USD	53.8	U.S. dollars
		€33.2	euros
		¥2,523.0	Japanese yen

Forward contract to sell Canadian dollars	USD	16.8	U.S. dollars
		€33.1	euros

Forward contract to purchase euros	CNY	590.7	Chinese yuan
		£9.8	British pounds sterling
	HKD	6.4	Hong Kong dollars

Forward contract to sell euros		£2.1	British pounds sterling
	CNY	67.3	Chinese yuan
	HKD	9.7	Hong Kong dollars